Supplement dated February 2, 2015
to the Prospectus for Principal Variable Contracts Funds, Inc.
dated May 1, 2014

as supplemented on June 17, 2014, July 15, 2014, November 12, 2014, and December 12, 2014

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

ACCOUNT SUMMARIES

EQUITY INCOME ACCOUNT
Delete the objective and substitute:
The Account seeks to provide current income and long-term growth of income and capital.

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